Schedule of Investments (unaudited)	iShares® Neuroscience and Healthcare ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 60.1%
Abeona Therapeutics Inc.(a)	1,685	$6,976
ACADIA Pharmaceuticals Inc.(a)	6,865	114,714
Acumen Pharmaceuticals Inc.(a)	2,998	9,654
Alector Inc.(a)(b)	5,088	25,847
Alkermes PLC(a)	5,451	133,767
Anavex Life Sciences Corp.(a)(b)	5,746	20,973
Annexon Inc.(a)(b)	4,459	20,288
Argenx SE, ADR(a)	419	157,334
BioArctic AB, Class B(a)(b)(c)	2,816	49,553
Biogen Inc.(a)	746	160,256
Biohaven Ltd., NVS(a)	3,327	129,088
Capricor Therapeutics Inc.(a)	2,030	10,698
Catalyst Pharmaceuticals Inc.(a)	7,215	108,586
Cerevel Therapeutics Holdings Inc.(a)	4,016	171,523
Dianthus Therapeutics Inc.(a)	1,001	21,371
Dyne Therapeutics Inc.(a)	2,869	72,614
Entrada Therapeutics Inc.(a)	1,304	15,452
Kyverna Therapeutics Inc.(a)(b)	1,187	17,971
Larimar Therapeutics Inc.(a)	1,867	12,864
Neurocrine Biosciences Inc.(a)	1,255	172,613
PepGen Inc.(a)	1,767	21,699
Prothena Corp. PLC(a)	3,352	68,180
PTC Therapeutics Inc.(a)	5,159	165,862
Sarepta Therapeutics Inc.(a)	1,281	162,251
Scholar Rock Holding Corp.(a)	3,905	57,286
Solid Biosciences Inc.(a)	2,163	19,186
Vanda Pharmaceuticals Inc.(a)	3,930	18,707
Vistagen Therapeutics Inc.(a)	1,755	8,477
Voyager Therapeutics Inc.(a)	3,091	24,172
Xenon Pharmaceuticals Inc.(a)	3,519	143,047
		2,121,009
Health Care Equipment & Supplies — 10.9%
Axogen Inc.(a)	2,930	18,781
Axonics Inc.(a)	2,434	162,031
Brainsway Ltd., ADR, ADR(a)	1,202	6,311
CVRx Inc.(a)	717	11,121
Integra LifeSciences Holdings Corp.(a)	4,580	133,599
MicroPort NeuroTech Ltd., NVS(a)	13,000	15,438
NeuroPace Inc.(a)	788	10,236
Nevro Corp.(a)	2,534	26,810
		384,327
Life Sciences Tools & Services — 0.4%
Cellivery Therapeutics Inc.(a)(d)	3,565	12,923
Security	Shares	Value

Pharmaceuticals — 28.4%
Alto Neuroscience Inc.(a)	1,308	$20,287
Amylyx Pharmaceuticals Inc.(a)	3,735	6,760
Athira Pharma Inc.(a)	2,551	5,025
Avadel Pharmaceuticals PLC(a)(b)	6,090	110,594
Cassava Sciences Inc.(a)(b)	2,830	62,685
Edgewise Therapeutics Inc.(a)	4,335	77,770
H Lundbeck A/S	19,410	94,384
Intra-Cellular Therapies Inc.(a)	2,306	165,594
Longboard Pharmaceuticals Inc.(a)	2,337	49,778
Neumora Therapeutics Inc.(a)	3,385	30,770
Neuren Pharmaceuticals Ltd., NVS(a)	8,046	98,788
Newron Pharmaceuticals SpA(a)	1,187	10,601
SK Biopharmaceuticals Co. Ltd.(a)	2,022	127,204
Supernus Pharmaceuticals Inc.(a)(b)	3,778	113,718
WaVe Life Sciences Ltd.(a)	6,193	30,532
		1,004,490
Total Long-Term Investments — 99.8%
(Cost: $3,677,815)		3,522,749

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	232,521	232,591

Total Short-Term Securities — 6.6%
(Cost: $232,571)		232,591

Total Investments — 106.4%
(Cost: $3,910,386)		3,755,340

Liabilities in Excess of Other Assets — (6.4)%		(226,513)

Net Assets — 100.0%		$3,528,827

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Neuroscience and Healthcare ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$656,581	$—		$(424,076	)(a)	$120	$(34)	$232,591	232,521	$15,804	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	52		—
						$120	$(34)	$232,591		$15,856		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,139,897	$369,929	$12,923	$3,522,749
Short-Term Securities
Money Market Funds	232,591	—	—	232,591
	$3,372,488	$369,929	$12,923	$3,755,340

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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